Loans and Investments (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) item loan	Dec. 31, 2016 USD ($) loan item	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)
Loans and Investments
Loans and investments, gross		$ 2,652,538	$ 1,790,160
Unearned revenue		(10,628)	(10,716)
Allowance for loan losses		(62,783)	(83,712)	$ (86,762)	$ (115,487)
Loans and investments, net		$ 2,579,127	$ 1,695,732
Percent of Total		100.00%	100.00%
Loan Count | loan		170	144
Wtd. Avg. Pay Rate (as a percent)		6.28%	5.71%
Wtd. Avg. Remaining Months to Maturity		23 months 18 days	16 months 9 days
Wtd. Avg. First Dollar LTV Ratio (as percent)		4.00%	6.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)		73.00%	75.00%
Gain on extinguishment of debt	$ 7,116	$ 7,116
Other interest income			$ 2,539	7,884
Employee compensation and benefits		92,126	38,647	17,500
Carrying value of loans		$ 2,652,538
First mortgage
Loans and Investments
Defaulted mortgage acquired				116,000
Gain on extinguishment of debt			1,900	6,700
Other interest income			2,500	7,900
Employee compensation and benefits			$ 600	$ 1,200
Higher credit risk
Loans and Investments
Wtd. Avg. Last Dollar LTV Ratio (as percent)		93.00%	94.00%
Carrying value of loans		$ 126,500	$ 152,900
Credit risk concentration | Minimum
Loans and Investments
Credit risk individual ratings | item		1
Credit risk concentration | Maximum
Loans and Investments
Credit risk individual ratings | item		5
Total assets | Credit risk concentration
Loans and Investments
Loan Count | loan		42	35
Number of different borrowers | item		5	5
Concentration risk, percentage		24.00%	16.00%
Bridge Loans
Loans and Investments
Loans and investments, gross		$ 2,422,105	$ 1,602,658
Percent of Total		91.00%	90.00%
Loan Count | loan		150	120
Wtd. Avg. Pay Rate (as a percent)		6.10%	5.59%
Wtd. Avg. Remaining Months to Maturity		20 months 27 days	16 months 12 days
Wtd. Avg. First Dollar LTV Ratio (as percent)		0.00%	0.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)		72.00%	73.00%
Carrying value of loans		$ 2,422,105
Preferred equity investments
Loans and Investments
Loans and investments, gross		$ 142,892	$ 68,121
Percent of Total		6.00%	4.00%
Loan Count | loan		12	10
Wtd. Avg. Pay Rate (as a percent)		6.47%	6.83%
Wtd. Avg. Remaining Months to Maturity		68 months 21 days	23 months 24 days
Wtd. Avg. First Dollar LTV Ratio (as percent)		64.00%	42.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)		90.00%	91.00%
Carrying value of loans		$ 34,800
Mezzanine Loans
Loans and Investments
Loans and investments, gross		$ 87,541	$ 57,124
Percent of Total		3.00%	3.00%
Loan Count | loan		8	12
Wtd. Avg. Pay Rate (as a percent)		10.78%	9.09%
Wtd. Avg. Remaining Months to Maturity		24 months 24 days	17 months 27 days
Wtd. Avg. First Dollar LTV Ratio (as percent)		20.00%	36.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)		63.00%	75.00%
Junior Participations Loans
Loans and Investments
Loans and investments, gross			$ 62,257
Percent of Total			3.00%
Loan Count | loan			2
Wtd. Avg. Pay Rate (as a percent)			4.50%
Wtd. Avg. Remaining Months to Maturity			4 months
Wtd. Avg. First Dollar LTV Ratio (as percent)			83.00%
Wtd. Avg. Last Dollar LTV Ratio (as percent)			84.00%